UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06068

                   ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)            AllianceBernstein Fixed Income Shares -
                                                            Prime STIF Portfolio

--------------------------------------------------------------------------------

 Principal
  Amount
   (000)         Security                 Yield                 Value
----------------------------------------------------------------------
                 Commercial Paper - 70.7%
                 Abbott Labs
$     4,300      2/15/07(a)                5.25%      $     4,291,221
                 Allied Irish Banks NA
      5,700      2/08/07(a)                5.25             5,694,181
                 American Express Credit Corp.
      7,900      2/22/07                   5.24             7,875,852
                 American General Finance Corp.
     16,400      2/16/07                  5.245            16,364,159
                 Anglo Irish Bank Corp. PLC
      5,000      2/07/07(a)                5.27             4,995,608
                 Australia & New Zealand Banking
                 Group
      5,000      2/05/07(a)                5.24             4,997,089
                 Bank of America Corp.
      7,000      2/01/07                   5.24             7,000,000
                 Bank of Ireland
      4,300      2/14/07(a)                5.25             4,291,848
                 Banque Caisse d'Epargne
     11,200      2/07/07                   5.22            11,190,256
                 Barclays USA Funding Corp.
     10,000      3/26/07                   5.23             9,923,003
                 Caisse Nationale Des Caisses
      5,523      2/02/07(a)                5.25             5,522,195
                 Calyon North America, Inc.
      7,000      2/05/07                  5.235             6,995,928
                 CBA (Delaware) Finance
      8,500      2/26/07                   5.26             8,468,951
                 Citigroup Funding, Inc.
     16,500      2/08/07                   5.25            16,483,156
                 Credit Suisse New York
      5,000      2/16/07                   5.25             4,989,063
                 Danske Corp.
      8,400      3/01/07(a)               5.245             8,365,733
                 Depfa Bank PLC
      6,000      2/21/07(a)                5.24             5,982,533
                 Deutsche Bank Financial LLC
      5,000      2/06/07                   5.26             4,996,346
                 Dexia Delaware LLC
      5,800      2/26/07                   5.24             5,778,893
                 DNB NOR Bank ASA
      5,000      2/12/07                  5.235             4,992,002

 Principal
  Amount
   (000)         Security                 Yield                 Value
----------------------------------------------------------------------
                 Dresdner US Finance, Inc.
$     6,400      2/12/07                   5.25%      $     6,389,733
                 Fairway Finance Corp.
      5,200      2/06/07(a)                5.26             5,196,201
                 Fortis Funding LLC
      5,700      2/13/07(a)                5.245            5,690,035
                 Fountain Square
      7,000      2/09/07(a)                5.26             6,991,818
                 Galaxy Funding, Inc.
      5,000      2/16/07(a)                5.25             4,989,063
                 General Electric Capital Services
      7,400      2/02/07                   5.25             7,398,921
                 HBOS Treasury Services
      7,000      2/07/07                   5.245            6,993,881
                 ING Insurance Holdings, Inc.
      5,500      2/15/07                   5.245            5,488,782
                 K2 USA Corp.
      7,000      2/20/07(a)                5.29             6,980,456
                 KFW International Finance, Inc.
     11,200      2/05/07(a)                5.23            11,193,492
                 Met Life Funding, Inc.
      4,000      2/05/07(a)                5.25             3,997,667
                 Morgan Stanley
      5,100      2/13/07                   5.26             5,091,058
                 Natexis Banques US Finance Co.
      4,500      2/06/07                   5.23             4,496,731
                 Nationwide Building Society
      5,000      2/01/07(a)                5.25             5,000,000
                 Nordea North America
      4,500      2/02/07                   5.255            4,499,343
                 Park Avenue Receivables
     10,200      2/09/07(a)                5.27            10,188,055
                 Proctor & Gamble Co.
      4,000      2/22/07(a)                5.23             3,987,797
                 Prudential PLC
     11,400      2/12/07(a)                5.25            11,381,713
                 San Paolo IMI US Finance Co.
      6,600      2/05/07                   5.25             6,596,150
                 Santander Central Hispano Finance
      4,800      2/08/07                   5.26             4,795,090
                 Swedbank
      3,826      2/12/07                   5.27             3,819,839

PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)            AllianceBernstein Fixed Income Shares -
                                                            Prime STIF Portfolio

--------------------------------------------------------------------------------

 Principal
  Amount
   (000)         Security                 Yield                 Value
----------------------------------------------------------------------
                 Three Rivers Funding Corp.
$     5,800      2/27/07(a)                5.27%        $   5,777,925
                 Toyota Motor Credit Corp.
     11,200      2/13/07                  5.538            11,180,475
                 Triple A1 Funding Corp.
      7,900      2/12/07(a)                5.26             7,887,303
                 Unicredito Italian Bank
      4,800      2/26/07                  5.245             4,782,517
                 Variable Funding Capital
      5,000      2/01/07(a)                5.26             5,000,000
                 Windmill Funding Corp.
      5,900      2/12/07(a)                5.26             5,890,517
                                                        -------------
                 Total Commercial
                 Paper
                 (amortized cost $320,882,579)            320,882,579
                                                        -------------
                 U.S. Government & Government
                 Sponsored Agency Obligations -
                 13.0%
                 Federal National Mortgage Association
     16,100      2/01/07                   5.14            16,100,000
     43,000      2/06/07                   5.14            42,969,303
                                                        -------------
                 Total U.S. Government &
                 Government Sponsored Agency
                 Obligations
                 (amortized cost $59,069,303)              59,069,303
                                                        -------------
                 Time Deposit - 8.4%
                 Royal Bank of Canada
     18,000      2/01/07                   5.23            18,000,000
                 Societe Generale
     20,000      2/01/07                   5.29            20,000,000
                                                        -------------
                 Total Time Deposit
                 (amortized cost $38,000,000)              38,000,000
                                                        -------------

 Principal
  Amount
   (000)         Security                          Yield        Value
----------------------------------------------------------------------
                 Repurchase Agreements -
                 6.6%
                 Goldman Sachs
                 5.24%, dated
                 1/31/07, due
                 2/01/07 in the
                 amount of
                 $15,004,367
                 (collateralized by
                 $17,254,949 FNMA
                 4.50%, due
                 12/01/35, value
$    15,000      $15,300,000)              5.24%        $  15,000,000

                 Greenwich Capital
                 5.25%, dated
                 1/29/07, due
                 2/02/07 in the
                 amount of
                 $15,008,750
                 (collateralized by
                 $15,125,000 FNMA,
                 0.00%, due
                 11/01/15, value
     15,000      $15,302,520)              5.25            15,000,000
                                                        -------------
                 Total Repurchase Agreements
                 (amortized cost $30,000,000)              30,000,000
                                                        -------------
                 Certificate of Deposit -
                 1.3%
                 Norinchukin Bank
      5,700      2/14/07                  5.295             5,700,000
                                                        -------------
                 Total Certificate Of Deposit
                 (amortized cost $5,700,000)                5,700,000
                                                        -------------

PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)            AllianceBernstein Fixed Income Shares -
                                                            Prime STIF Portfolio

--------------------------------------------------------------------------------

                 Total Investments - 100.0%
                 (amortized cost
                 $453,651,882)                          $ 453,651,882
                 Other assets less
                 liabilities-0.0%                             183,602
                                                        -------------

                 Net Assets - 100.0%                    $ 453,835,484
                                                        =============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $144,292,450 or 31.8% of net assets.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
January 31, 2007(unaudited)   AllianceBernstein Fixed Income Shares - Government
                                                                  STIF Portfolio

--------------------------------------------------------------------------------

 Principal
  Amount
   (000)         Security                 Yield                 Value
----------------------------------------------------------------------
                 U.S. Government &
                 Government Sponsored
                 Agency Obligations -
                 84.8%
                 Federal Farm Credit Bank
$    30,000      2/13/07                   5.12%      $    29,948,800
     20,000      2/23/07                   5.12            19,937,420
     10,000      2/05/07                   5.13             9,994,300
     25,000      2/08/07                   5.13            24,975,063
     10,000      2/23/07                   5.13             9,968,650
     10,000      2/27/07                   5.13             9,962,950
      5,300      2/21/07                   5.14             5,284,866
     15,000      2/26/07                   5.14            14,946,458
     10,000      3/02/07                   5.15             9,958,514
     10,000      3/14/07                  5.176             9,941,803
                 Federal Home Loan Bank
     65,000      2/07/07                  5.135            64,944,367
     25,000      2/09/07                   5.14            24,971,444
     45,509      2/21/07                   5.14            45,379,047
      9,323      2/28/07                   5.14             9,287,060
      7,155      3/09/07                   5.14             7,118,223
     40,000      2/23/07                  5.143            39,874,294
     25,000      2/14/07                  5.145            24,953,552
     29,669      2/16/07                  5.145            29,605,397
                 Federal Home Loan Mortgage Corp.
     15,103      3/06/07                   5.13            15,031,978
     15,000      3/09/07                   5.13            14,923,050
      7,025      4/09/07                   5.13             6,957,929
     24,172      2/06/07                  5.135            24,154,761
     25,000      2/21/07                  5.135            24,928,681
     10,000      2/01/07                   5.14            10,000,000
     10,000      2/08/07                   5.14             9,990,006
     20,000      2/09/07                   5.14            19,977,156
     10,000      2/27/07                   5.14             9,962,878
     19,689      2/28/07                   5.14            19,613,099
     10,000      3/05/07                  5.141             9,954,311
      4,841      3/23/07                  5.141             4,806,441
     15,151      2/20/07                  5.143            15,109,872
     26,873      2/09/07                   5.15            26,842,245
     45,400      2/13/07                   5.15            45,322,072
     10,000      3/13/07                   5.15             9,942,778
     10,000      2/26/07                  5.152             9,964,222
     10,000      2/22/07                   5.16             9,969,900
     10,000      2/02/07                  5.171             9,998,564
                 Federal National Mortgage Association
     11,776      2/21/07                   5.13            11,742,438
     54,345      2/01/07                   5.14            54,345,000
     50,000      2/06/07                   5.14            49,964,236
     35,956      2/07/07                   5.14            35,925,198
     25,000      2/09/07                   5.14            24,971,444
     25,000      2/14/07                   5.14            24,953,597
     30,000      2/16/07                  5.141            29,935,750

 Principal
  Amount
   (000)         Security                 Yield                 Value
----------------------------------------------------------------------
$     7,646      2/28/07                  5.141%      $     7,616,525
      5,602      2/28/07                  5.141             5,580,404
     10,000      3/21/07                  5.141             9,931,467
     17,555      2/01/07                   5.15            17,555,000
      3,830      3/14/07                   5.15             3,807,536
                                                      ---------------
                 Total U.S. Government &
                 Government Sponsored Agency
                 Obligations
                 (amortized cost $964,830,746)            964,830,746
                                                      ---------------
                 Repurchase Agreements -
                 15.2%
                 Barclays Securities
                 5.12%, dated
                 1/31/07, due
                 2/01/07 in the
                 amount of
                 $42,606,059
                 (collateralized by
                 $42,831,000
                 Tennessee Valley
                 Authority & U.S.
                 Treasury Note,
                 0.00% to 4.625%,
                 due 2/01/07 to
                 2/29/08, value
     42,600      $43,452,655)              5.12            42,600,000
                 Deutsche Bank
                 5.23%, dated
                 1/31/07, due
                 2/05/07 in the
                 amount of
                 $40,034,867
                 (collateralized by
                 $43,064,000 FHLB
                 &  FHLMCs, 0.00%
                 to 6.875%, due
                 8/18/09 to
                 3/07/36, value
     40,000      $40,803,124)              5.23            40,000,000

PORTFOLIO OF INVESTMENTS
January 31, 2007(unaudited)   AllianceBernstein Fixed Income Shares - Government
                                                                  STIF Portfolio

--------------------------------------------------------------------------------

                 Greenwich Capital
                 5.20%, dated
                 1/31/07, due
                 2/01/07 in the
                 amount of
                 $45,006,500
                 (collateralized by
                 $46,145,000 FHLB,
                 0.00%, due
                 3/09/07, value
$    45,000      $45,900,432)              5.20%      $    45,000,000
                 Morgan Stanley
                 5.22% to 5.23%,
                 dated 1/29/07 to
                 1/31/07, due
                 2/02/07 in the
                 amount of
                 $45,020,311
                 (collateralized by
                 $46,000,000 FHLMC,
                 5.375%, due
                 1/10/11, value
     45,000      $45,906,669)              5.22            45,000,000
                                                      ---------------
                 Total Repurchase Agreements
                 (amortized cost $172,600,000)            172,600,000
                                                      ---------------
                 Total Investments - 100.0%
                 (amortized cost
                 $1,137,430,746)                      $ 1,137,430,746
                 Other assets less
                 liabilities-0.0%                             305,296
                                                      ---------------

                 Net Assets - 100.0%                  $ 1,137,736,042
                                                      ===============

See notes to financial statements.

Glossary of Terms:

FHLB-    Federal Home Loan Bank
FHLMC-   Federal Home Loan Mortgage Corporation

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      3 (a) (1)         Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      3 (a) (2)         Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  March 26, 2007

By:    /s/ Joseph J. Mantineo
       ----------------------
       Joseph J. Mantineo
       Treasurer and Chief Financial Officer

Date:  March 26, 2007


                                       4